Consolidated Statement of Operations - Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Construction income	$ 7,505,889	$ 6,266,967
Related party	40,548	85,919
Total revenue	7,546,437	6,352,886
Cost of goods sold
Direct costs	5,492,607	4,241,421
Direct costs - related party	40,376	87,649
Total cost of goods sold	5,532,983	4,329,070
Gross profit	2,013,454	2,023,816
Operating expenses
General and administrative expenses	2,368,860	1,776,859
Management fees - related party	78,000	184,004
Total operating expenses	2,446,860	1,960,863
Income (loss) from operations	(433,406)	62,953
Other expenses
Interest expense	26,584
Interest expense - related party	79,622
Change in fair value earn-out	15,418
Gain on fixed asset disposal	(17,277)
Total other expenses	104,347
Income tax provision	16,257	54,056
Net income (loss) before income taxes	(554,010)	8,897
Other comprehensive income (loss), net
Foreign currency translation adjustment	(46,725)	21,996
Comprehensive income (loss)	$ (600,735)	$ 30,893
Earnings (loss) per share
Basic	$ (0.07)	$ 0.00
Diluted	$ (0.07)	$ 0.00
Weighted average common shares outstanding
Basic	7,586,024	6,703,223
Diluted	7,586,024	7,699,743